Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000254753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Broad Market Core Bond ETF
C000254754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Plus ETF
Without Sales Load [Member] | C000254753
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	3.22%
Without Sales Load [Member] | C000254754
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	2.98%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	2.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	2.85%